Description of the Plan - Payment of Benefits and Forfeitures (Details) - Puerto Rico Group Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Forfeited non-vested account balances		$ 0	$ 0
Forfeitures used to offset employer matching contributions		0	$ 0
Forfeited nonvested accounts used to offset employer true up contributions	$ 0	$ 0
Minimum
Description of the Plan
Annual installment payment period		3 years
Maximum
Description of the Plan
Annual installment payment period		15 years